Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 157,965	$ 217,510	$ 218,927
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 12)	(19,433)	(12,375)	2,096
Depreciation and amortization	95,542	92,253	94,127
Write-down and loss on sale of vessels	38,976	0	0
Unrealized foreign currency exchange gain and other (notes 9 and 12)	(42,009)	(26,090)	(24,931)
Equity income, net of dividends received of $31,113 (2015 – $97,146 and 2014 – $11,005)	(31,194)	12,975	(104,473)
Change in operating assets and liabilities (note 14a)	(20,669)	(34,187)	18,822
Expenditures for dry docking	(12,686)	(10,357)	(13,471)
Net operating cash flow	166,492	239,729	191,097
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	573,514	391,574	944,123
Scheduled repayments of long-term debt	(316,450)	(126,557)	(100,804)
Prepayments of long-term debt	(463,422)	(90,000)	(608,501)
Debt issuance costs	(3,462)	(2,856)	(6,431)
Scheduled repayments and prepayments of capital lease obligations	(21,594)	(4,423)	(479,115)
Proceeds from equity offerings, net of offering costs (note 15)	120,707	35,374	182,139
Decrease (increase) in restricted cash	4,651	(30,321)	448,914
Cash distributions paid	(45,467)	(255,519)	(240,525)
Novation of derivative liabilities (note 11e)	0	0	2,985
Dividends paid to non-controlling interest	(3,402)	(1,629)	(42,716)
Net financing cash flow	(154,925)	(84,357)	100,069
INVESTING ACTIVITIES
Purchase of and additional capital contributions in equity accounted investments	(120,879)	(25,852)	(100,200)
Loan repayments from equity accounted joint ventures	5,500	23,744	631
Receipts from direct financing leases	23,650	15,837	17,200
Proceeds from sale of vessels (note 18a)	94,311	0	0
Proceeds from sale-lease back of vessels	355,306	0	0
Expenditures for vessels and equipment (note 14e)	(345,790)	(191,969)	(188,855)
Increase in restricted cash	0	(34,290)	0
Other	0	0	216
Net investing cash flow	12,098	(212,530)	(271,008)
Increase (decrease) in cash and cash equivalents	23,665	(57,158)	20,158
Cash and cash equivalents, beginning of the year	102,481	159,639	139,481
Cash and cash equivalents, end of the year	$ 126,146	$ 102,481	$ 159,639